Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Tel: 202.739.3000
Fax: 202.739.3001
www.morganlewis.com
February 23, 2011
US Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	SPDR® Series Trust: Post-Effective Amendment No. 58 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-57793 and 811-08839)
Ladies and Gentlemen:
On behalf of SPDR® Series Trust (the “Trust”), we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 58 (“PEA No. 58”) to the Trust’s Registration Statement on Form N-1A. PEA No. 58 is being filed to change the name and benchmark index of the SPDR DJ Global Titans ETF (the “Fund”), as well as to make other conforming changes. The new name of the Fund will be SPDR Global Dow ETF. The benchmark index will change from the Dow Jones Global Titans 50 Index to The Global Dow. The Trust will be filing a post-effective amendment pursuant to Rule 485(b) on or about April 24, 2011 to finalize all disclosure.
Please contact me at (202) 739-5676 with your questions or comments.
Sincerely,
/s/ Beau Yanoshik
Beau Yanoshik
Enclosures